Concentrations (Tables)	12 Months Ended
Dec. 31, 2020
Risks and Uncertainties [Abstract]
Schedules of company's revenue
Customer	Year Ended December 31, 2020		Year Ended December 31, 2019	Year Ended December 31, 2018
A		*%	28.0%		*%
B		*%	15.2%		*%
C		*%	33.6%	100%